Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Future minimum lease revenues receivable under non-cancellable operating leases
	2017	2016
Within one year	1,548	1,086
Total	1,548	1,086

Future minimum lease payments
	2017	2016
Within one year	149	131
After one year but not more than five years	596	522
More than five years	299	392
Total	1,044	1,045